Basis of presentation and significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
Schedule of Estimated Useful Life of Property and Equipment
Depreciation and amortization is calculated using the following rates.

Building	25 years
Asset under capital lease	20 years
Information systems, hardware and software	2 - 4 years
Assembly equipment, furniture, fixtures and other	2 - 4 years

Schedule of Estimated Useful Life of Intangible Assets	Intangible assets are amortized as follows.

Acquired technology	4 years
Customer relationships	4 years
Other intellectual property	4 - 10 years